Segments - Property and Equipment, Intangible Assets by Region (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Segments
Property And Equipment And Intangible Assets	€ 25,700,116	€ 20,913,857
Asia
Segments
Property And Equipment And Intangible Assets	11,910,958	13,339,863
China
Segments
Property And Equipment And Intangible Assets	5,419,236	4,281,031
Japan
Segments
Property And Equipment And Intangible Assets	6,491,722	9,058,832
Europe (Germany)
Segments
Property And Equipment And Intangible Assets	13,776,742	7,535,398
North America (United States)
Segments
Property And Equipment And Intangible Assets	€ 12,416	€ 38,597